History and Organization	12 Months Ended
Dec. 31, 2017
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History and Organization
1.	History and Organization

Siliconware Precision Industries Co., Ltd. (the “Company”) was incorporated as a company limited by shares under the Company Law of the Republic of China (R.O.C.) in May 1984, and has been listed on the Taiwan Stock Exchange since April 1993, and on the NASDAQ National Market under the trading symbol of SPIL since June 2000. The Company is mainly engaged in the assembly, testing and turnkey services of integrated circuits. The address of the registered office is No. 123, Sec. 3, Da Fong Rd., Tantzu, Taichung 427, Taiwan, R.O.C.